Loans and Allowance for Credit Losses, PCI, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in allowance for PCI loan losses [Abstract]
Beginning Balance	$ 298	$ 333	$ 0
Provision for losses due to credit deterioration	160	771	853
Charge-offs	(227)	(806)	(520)
Ending Balance	231	298	333
Commercial and Industrial Loans [Member]
Changes in allowance for PCI loan losses [Abstract]
Beginning Balance	266	330	0
Provision for losses due to credit deterioration	106	712	850
Charge-offs	(207)	(776)	(520)
Ending Balance	165	266	330
Pick-a-pay [Member]
Changes in allowance for PCI loan losses [Abstract]
Beginning Balance	0	0	0
Provision for losses due to credit deterioration	0	0	0
Charge-offs	0	0	0
Ending Balance	0	0	0
Other Consumer [Member]
Changes in allowance for PCI loan losses [Abstract]
Beginning Balance	32	3	0
Provision for losses due to credit deterioration	54	59	3
Charge-offs	(20)	(30)	0
Ending Balance	$ 66	$ 32	$ 3